Organization and Summary of Significant Accounting Policies (Schedule of Changes in Provision for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Opening balance	$ 7,580	$ 6,892	$ 5,641
Additions during the year	2,436	2,895	2,217
Deductions during the year	(3,078)	(2,207)	(966)
Closing balance	$ 6,938	$ 7,580	$ 6,892